SUPPLEMENT DATED AUGUST 16, 2004

TO THE

STATEMENT OF ADDITIONAL INFORMATION

OF THE

FUNDS INDICATED BELOW

There are two items covered in this Supplement. The modifications described herein pertain only to those Funds (or share classes) listed immediately following the description. For more information, please contact your Service Agent.

Item 1:

The following text replaces and supercedes, as applicable, the section entitled “Purchase of Shares — Sales Charge Waivers and Reductions — purchases by investors participating in a CGM fee-based arrangements” in each of the currently effective Statements of Additional Information for each of the Funds listed below.

Class A initial sales charges are waived for the following types of investors:

•	purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by affiliated and non-affiliated broker-dealers and other financial institutions that have entered into agreements with Citigroup Global Markets Inc.

SB ADJUSTABLE RATE INCOME FUND	September 26, 2003
Smith Barney Shares

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.	December 29, 2003

SMITH BARNEY ALLOCATION SERIES INC.	May 28, 2004
BALANCED PORTFOLIO
CONSERVATIVE PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO

SMITH BARNEY APPRECIATION FUND INC.	April 29, 2004

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.	September 26, 2003

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.	June 28, 2004

SMITH BARNEY EQUITY FUNDS	May 28, 2004
SMITH BARNEY SOCIAL AWARENESS FUND

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.	January 28, 2004

SMITH BARNEY FUNDS, INC.
SMITH BARNEY LARGE CAP VALUE FUND	April 29, 2004
SMITH BARNEY SHORT-TERM HIGH GRADE BOND FUND	April 29, 2004
U.S. GOVERNMENT SECURITIES FUND	April 29, 2004

SMITH BARNEY INCOME FUNDS
SMITH BARNEY DIVIDEND AND INCOME FUND	November 28, 2003
SB CONVERTIBLE FUND	November 28, 2003
Smith Barney Shares
SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND	November 28, 2003
SMITH BARNEY HIGH INCOME FUND	November 28, 2003
SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 28, 2003
SB CAPITAL AND INCOME FUND	April 29, 2004
Smith Barney Shares
SMITH BARNEY TOTAL RETURN BOND FUND	November 28, 2003

SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY GOVERNMENT SECURITIES FUND	April 29, 2004
SMITH BARNEY GROUP SPECTRUM FUND	January 28, 2004

SMITH BARNEY HANSBERGER GLOBAL VALUE FUND	August 28, 2003
SMITH BARNEY INVESTMENT GRADE BOND FUND	April 29, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — ALL CAP GROWTH AND VALUE FUND	August 28, 2003, as revised January 21, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — GLOBAL ALL CAP GROWTH AND VALUE FUND	August 28, 2003, as revised January 21, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — LARGE CAP GROWTH AND VALUE FUND	August 28, 2003, as revised January 21, 2004
SMITH BARNEY MULTIPLE DISCIPLINE FUNDS — BALANCED ALL CAP GROWTH AND VALUE FUND	August 2, 2004, as revised August 4, 2004
SMITH BARNEY SMALL CAP VALUE FUND	January 28, 2004
SMITH BARNEY SMALL CAP GROWTH FUND	January 28, 2004

SMITH BARNEY INVESTMENT SERIES	February 27, 2004
SB GROWTH AND INCOME FUND
Smith Barney Shares
SMITH BARNEY INTERNATIONAL FUND
SMITH BARNEY LARGE CAP CORE FUND

SMITH BARNEY INVESTMENT TRUST
SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND	March 29, 2004
SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND	March 29, 2004
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND	March 29, 2004
SMITH BARNEY MID CAP CORE FUND	March 29, 2004
SMITH BARNEY CLASSIC VALUES FUND	March 29, 2004

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.	November 28, 2003

SMITH BARNEY MANAGED MUNICIPALS FUND INC.	June 28, 2004

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 29, 2004

SMITH BARNEY MUNI FUNDS
FLORIDA PORTFOLIO	July 29, 2004
GEORGIA PORTFOLIO	July 29, 2004
LIMITED TERM PORTFOLIO	July 29, 2004
NATIONAL PORTFOLIO	July 29, 2004
NEW YORK PORTFOLIO	July 29, 2004
PENNSYLVANIA PORTFOLIO	July 29, 2004

SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 2004

SMITH BARNEY OREGON MUNICIPALS FUND	August 28, 2003

SMITH BARNEY SECTOR SERIES FUND INC.	February 27, 2004
SMITH BARNEY FINANCIAL SERVICES FUND
SMITH BARNEY HEALTH SCIENCES FUND
SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY SMALL CAP CORE FUND, INC.	April 29, 2004

SMITH BARNEY TRUST II
SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND	February 28, 2004
SMITH BARNEY INTERNATIONAL LARGE CAP FUND	April 29, 2004
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND	February 28, 2004
SMITH BARNEY CAPITAL PRESERVATION FUND	February 28, 2004
SMITH BARNEY CAPITAL PRESERVATION FUND II	February 28, 2004

SMITH BARNEY SHORT DURATION MUNICIPAL INCOME FUND	February 28, 2004

SMITH BARNEY WORLD FUNDS, INC.
GLOBAL GOVERNMENT BOND PORTFOLIO	February 27, 2004
INTERNATIONAL ALL CAP GROWTH PORTFOLIO	February 27, 2004

Item 2:

Effective immediately, neither Class A shares nor Class 1 shares, as the case may be, are offered at net asset value to accounts opened for shareholders by PFS Investments Inc. Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS Distributors Inc.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

SMITH BARNEY INCOME FUNDS

SB CAPITAL AND INCOME FUND

Smith Barney Shares

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY GOVERNMENT SECURITIES FUND

SMITH BARNEY INVESTMENT GRADE BOND FUND

SMITH BARNEY SMALL CAP GROWTH FUND

SMITH BARNEY INVESTMENT SERIES

SB GROWTH AND INCOME FUND

Smith Barney Shares

SMITH BARNEY INTERNATIONAL FUND

SMITH BARNEY LARGE CAP CORE FUND

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY MID CAP CORE FUND

SMITH BARNEY MANAGED MUNICIPALS FUNDS INC.

SMITH BARNEY SECTOR SERIES

SMITH BARNEY FINANCIAL SERVICES FUND

SMITH BARNEY HEALTH SCIENCES FUND

SMITH BARNEY TECHNOLOGY FUND

SMITH BARNEY TRUST II

SMITH BARNEY CAPITAL PRESERVATION FUND

SMITH BARNEY CAPITAL PRESERVATION FUND II

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